Notes Payable - Related Party (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Borrowings on notes payable - related party	$ 100,000	$ 82,025	$ 82,075	$ 285,275
Notes Payable Related Party One [Member]
Short-term Debt [Line Items]
Notes payable - related party at beginning of period		437,500	437,500	222,000
Borrowings on notes payable - related party				215,500
Notes payable - related party				437,500
Accrued interest				33,103
Notes Payable Related Party Two [Member]
Short-term Debt [Line Items]
Notes payable - related party at beginning of period		$ 100,000	100,000	100,000
Notes payable - related party				100,000
Accrued interest			17,688	$ 10,688
Notes Payable Related Party [Member]
Short-term Debt [Line Items]
Notes payable - related party at beginning of period	100,000
Notes payable - related party			$ 100,000
Accrued interest	$ 19,438